Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Profit Before Income Taxes
The Company’s net income (loss) before income taxes consists of:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cayman Islands	3,309,525,351	(37,599,025)	28,219,345	4,091,420
Hong Kong	(14,414,430)	(14,883,394)	(16,096,157)	(2,333,723)
China	448,162,790	64,790,713	(886,634,531)	(128,549,921)

Net income (loss) before income taxes	3,743,273,711	12,308,294	(874,511,343)	(126,792,224)

Summary of Current and Deferred Component of Income Tax Expenses
The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Current income tax expense	121,701,686	603,765,914	(134,629,133)	(19,519,390)
Deferred income tax expense (benefit)	248,151,964	(582,913,268)	371,325,673	53,837,162

Total income tax expense	369,853,650	20,852,646	236,696,540	34,317,772

Summary of Principal Components of Deferred Tax Assets and Liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Non-current deferred tax assets
Risk assurance liabilities	276,221,432	361,992,619	52,483,996
Provision for credit losses	194,973,439	255,231,296	37,005,059
Contract assets	7,495,619	—	—
Short-term and long-term lease liabilities	—	20,181,689	2,926,070
Customer advances	5,552,404	5,136,587	744,735
Fair value change on derivative instruments	1,336,597	—	—
Net operating loss carry-forward	16,959,870	67,815,707	9,832,353
Less: valuation allowance	(16,959,870)	(447,965,176)	(64,948,845)

Non-current deferred tax assets, net	485,579,491	262,392,722	38,043,368

Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(10,724,126)	(1,554,852)
Unrealized gain on long-term investment	(11,009,130)	(11,009,130)	(1,596,174)
Contract assets	—	(168,704,122)	(24,459,798)
Operating lease right-of-use assets	—	(20,181,689)	(2,926,070)
Withholding tax	(40,746,914)	—	—
Others	—	(7)	(1)

Non-current deferred tax liabilities	(62,480,170)	(210,619,074)	(30,536,895)

Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes
Reconciliation between the income tax expense computed by applying the PRC tax rate to income before the provision of income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Income (loss) before provision of income tax	3,743,273,711	12,308,294	(874,511,343)	(126,792,224)
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	935,818,428	3,077,074	(218,627,836)	(31,698,057)
Tax rate differential	(852,831,321)	5,070,813	(6,593,155)	(955,918)
Over-accrued EIT for previous years	—	—	(2,025,370)	(293,651)
Impact of tax rate change	(35,511,678)	—	(878,656)	(127,393)
Non-deductible expenses	19,219,052	19,443,641	41,193,294	5,972,465
Research and development super-deduction	(10,970,775)	(10,177,551)	(7,943,499)	(1,151,699)
Non-taxable income	(982,266)	—	(382,978)	(55,527)
Change in valuation allowance	(2,412,144)	9,894,006	433,465,580	62,846,603
Withholding tax	317,524,354	(6,455,337)	(1,510,840)	(219,051)

Income tax expenses	369,853,650	20,852,646	236,696,540	34,317,772